Commitment and Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Payments on termination	$ 1.4
Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Payments on termination	$ 1.7